(Loss) / Earnings per share - Calculation of (loss) / earnings per share (Details) - GBP (£) £ / shares in Units, £ in Thousands, shares in Thousands	11 Months Ended	12 Months Ended
	Dec. 31, 2019	Jan. 31, 2019		Jan. 31, 2018
Earnings per share [abstract]
(Loss) / profit for the period / year	£ (22,032)	£ 7,490	[1]	£ (20,158)	[1]
Weighted average number of ordinary shares for basic earnings / (loss) earnings per share (in shares)	164,145	85,702		65,434
Effect of dilutive potential ordinary shares (share options and warrants) (in shares)	0	442		0
Weighted average number of ordinary shares for diluted earnings per share (in shares)	164,145	86,144		65,434
Basic (loss) / earnings per ordinary share from operations (in pounds per share)	£ (0.13)	£ 0.09		£ (0.31)
Diluted (loss) / earnings per ordinary share from operations (in pounds per share)	£ (0.13)	£ 0.09		£ (0.31)

[1]	See Note 3 - ‘Changes to accounting policies - Adoption of IFRS 16 'Leases'.'